Discontinued operations - Additional Information (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Discontinued operations
Deferred tax assets	₺ 6,740,015	₺ 6,740,015	₺ 7,567,411
Lifecell LLC
Discontinued operations
Deferred tax assets	1,177,312	1,177,312	1,047,014
Unused tax losses	₺ 6,540,624	₺ 6,540,624	₺ 5,816,742
Accumulated losses utilization period		4 years
Percentage of reasonably possible decrease in subscriber growth rate and average revenue per subscriber	5.00%	5.00%
Extended project utilization period for reasonably possible decrease in subscriber growth rate and average revenue per subscriber	1 year